Premiums and Accounts Receivable	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Premiums and Accounts Receivable
PREMIUMS AND ACCOUNTS RECEIVABLE
Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

	As of December 31,
	2016	2015
Insurance premiums receivable	$1,246	$60,286
Other receivables	6,079	6,805
Allowance for uncollectible amounts	(5,325)	(4,310)
Total	$2,000	$62,781